Equity-Based Compensation (Summary of Activity) (Details) - Restricted Share Plan - Unvested Restricted Stock	6 Months Ended
Jun. 30, 2020 $ / shares shares
Number of Shares of Common Stock
Beginning Balance (in shares) | shares	277,241
Vested (in shares) | shares	(267)
Granted (in shares) | shares	0
Forfeitures (in shares) | shares	0
Ending Balance (in shares) | shares	276,974
Weighted Average Issue Price
Beginning Balance, Weighted-Average Issue Price (in usd per share) | $ / shares	$ 21.18
Vested, Weighted-Average Issue Price (in usd per share) | $ / shares	22.47
Granted, Weighted-Average Issue Price (in usd per share) | $ / shares	0
Forfeitures, Weighted-Average Issue Price (in usd per share) | $ / shares	0
Ending Balance, Weighted-Average Issue Price (in usd per share) | $ / shares	$ 21.18